UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Smith Barney Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2004

ITEM 1.     SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY INTERMEDIATE

MATURITY CALIFORNIA

MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2004

SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
MUNICIPAL BONDS AND NOTES - 98.5%
Education - 5.3%
$945,000	AAA	California Educational Facilities Authority Revenue, College of Osteopathic Medicine, CONNIE LEE-Insured, 5.550% due 6/1/06	$991,532
1,000,000	A3*	California State Public Works Board, Lease Revenue, (California State University Project), Series B, 5.450% due 9/1/14	1,082,550
1,010,000	AAA	California State University Channel Islands Financing Authority Revenue, East Campus Community, Series A, MBIA-Insured, 4.875% due 9/1/16	1,040,451
1,500,000	VMIG 1*	California Statewide Communities Development Authority Revenue, (Concordia University Irvine Project), Series A, LOC - U.S. Bank N.A., 1.380% due 10/1/31 (b)	1,500,000
200,000	VMIG 1*	Irvine USD, Community Facilities District No. 01-1, LOC - Bank of New York and California State Teachers Retirement System, 1.330% due 9/1/38 (b)	200,000

			4,814,533

Finance - 16.8%
1,470,000	AAA	Inglewood Public Financing Authority Revenue, Series A, AMBAC-Insured, 5.125% due 8/1/13	1,617,823
1,320,000	Aaa*	Monterey County COP, Master Plan Financing, MBIA-Insured, 5.250% due 8/1/15	1,455,564
		Ontario Redevelopment Financing Authority Revenue, (Project No. 1), Centre City & Cimarron, MBIA-Insured:
1,935,000	AAA	5.250% due 8/1/15	2,148,895
1,060,000	AAA	5.250% due 8/1/16	1,173,049
2,165,000	AAA	San Jose Financing Authority Lease Revenue, (Civic Center Project), Series B, AMBAC-Insured, 5.250% due 6/1/14 (c)	2,405,986
4,000,000	AAA	South Orange County Public Financing Authority, Special Tax Revenue Refunding, Sr. Lien, Series A, MBIA-Insured, 5.000% due 9/1/13 (c)	4,436,760
2,000,000	BBB-	Virgin Islands Public Financing Authority Revenue, Sr. Lien, Series A, 5.300% due 10/1/11	2,134,900

			15,372,977

General Obligation - 19.7%
		California State GO:
2,500,000	AAA	Economic Recovery, Series A, MBIA-Insured, 5.000% due 7/1/15 (c)	2,763,450

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
General Obligation - 19.7% (continued)
$900,000	A-1+	Series A-2, LOC - WestLB AG and J.P. Morgan Chase Bank, 1.340% due 5/1/33 (b)	$900,000
650,000	AAA	Corona-Norco USD GO, Series C, FGIC-Insured, 5.250% due 9/1/15	721,734
475,000	AA	Los Angeles GO, Series B, (Call 9/1/09 @ 101), 5.000% due 9/1/10 (d)	534,627
		Los Angeles USD GO:
3,000,000	AAA	Election of 1997, Series E, MBIA-Insured, 5.500% due 7/1/15 (c)	3,405,360
2,000,000	AAA	Refunding, MBIA-Insured, 5.750% due 7/1/15 (c)	2,360,980
2,170,000	AAA	Morgan Hill USD GO, FGIC-Insured, 5.250% due 8/1/16 (c)	2,409,872
		Tahoe Truckee USD GO, School Facilities Improvement, MBIA-Insured:
1,480,000	AAA	District 1, 5.000% due 8/1/14	1,652,701
1,180,000	AAA	District 2, 5.000% due 8/1/14	1,317,694
300,000	Aa3*	Torrance USD GO, Series A, 4.250% due 8/1/11	313,926
1,500,000	AAA	Visalia USD GO, Series A, FGIC-Insured, 4.900% due 8/1/12	1,624,275

			18,004,619

Hospital - 6.0%
		California Health Facilities Financing Authority Revenue:
		Adventist Health System:
100,000	VMIG 1*	Series A, LOC - J.P. Morgan Chase Bank, 1.340% due 9/1/25 (b)	100,000
400,000	VMIG 1*	Series B, LOC - KBC Bank NV, 1.330% due 9/1/25 (b)	400,000
700,000	AAA	Kaiser Permanente, Series B, AMBAC-Insured, 5.250% due 10/1/10	787,178
1,000,000	AAA	Mills-Peninsula Hospital, Series B, CONNIE LEE-Insured, 5.300% due 1/15/05	1,014,410
1,000,000	AAA	Scripps Health, Series C, MBIA-Insured, 5.000% due 10/1/13	1,076,270
2,000,000	A	California Statewide Communities Development Authority Revenue, Kaiser Permanente, Series E, 4.700% mandatory put 6/1/09	2,118,340

			5,496,198

Housing - 3.0%
1,250,000	AAA	ABAG Finance Authority for Non-Profit Corporations, MFH Revenue, (Edgewood Apartments Project), Series A, FNMA-Collateralized, 5.700% mandatory put 11/1/06 (e)(f)	1,280,337

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Housing - 3.0% (continued)
$660,000	Aa2*	California State Department of Veterans Affairs, Home Purchase Revenue, Series C, Remarketed 1/9/01, 4.550% due 12/1/07 (e)	$685,159
745,000	AAA	Riverside County Housing Authority, MFH Revenue, (Brandon Place Apartments Projects), Series B, FNMA-Collateralized, 5.625% mandatory put 7/1/09 (e)	798,148

			2,763,644

Miscellaneous - 12.1%
2,905,000	Baa3*	California County Tobacco Securitization Agency, Alameda County, 4.750% due 6/1/12 (c)	2,695,346
1,000,000	A-1+	California Infrastructure & Economic Development Bank Revenue, RAND Corporation, Series B, AMBAC-Insured, 1.340% due 4/1/42 (b)	1,000,000
132,000	VMIG 1*	Irvine Improvement Bond Act 1915, Assessment District, No. 00-18, Series A, LOC - Bank of New York, 1.330% due 9/2/26 (b)	132,000
1,080,000	AAA	Los Angeles County Community Facilities District No. 3, Special Tax Refunding, Improvement Area, Series A, FSA-Insured, 5.250% due 9/1/07	1,184,166
100,000	Aaa*	Montclair Redevelopment Agency, Residential Mortgage Revenue, FNMA-Collateralized, FHA/VA Mortgage-Insured, 7.750% due 10/1/11 (g)	119,101
1,415,000	AAA	San Buenaventura COP, Series C, AMBAC-Insured, 5.000% due 2/1/16	1,525,229
		Solano County COP, Capital Improvement Program, AMBAC-Insured:
1,000,000	AAA	4.875% due 11/15/11	1,092,110
1,000,000	AAA	5.000% due 11/15/13	1,088,010
2,000,000	AAA	University of California Revenue, (Multiple Purpose Projects), Series M, FGIC-Insured, 5.125% due 9/1/16 (c)	2,156,920

			10,992,882

Pollution Control - 1.1%
1,000,000	A-1+	California Pollution Control Financing Authority PCR, Pacific Gas & Electric Corp., 1.350% due 11/1/26 (b)	1,000,000

Solid Waste - 2.9%
290,000	BBB	Kings County Waste Management Authority, Solid Waste Revenue, 6.600% due 10/1/04 (e)	291,198

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Solid Waste - 2.9% (continued)
		Sunnyvale Solid Waste Revenue Refunding, AMBAC-Insured:
$1,520,000	AAA	5.500% due 10/1/13 (e)	$1,708,085
605,000	AAA	5.500% due 10/1/14 (e)	671,550

			2,670,833

Tax Allocation - 12.1%
65,000	Baa2*	Hawthorne Community Redevelopment Agency, Tax Allocation, (Redevelopment Project Area No. 2) (Partially Pre-Refunded - Escrowed with U.S. government securities to 9/1/04 Call @ 102), 6.200% due 9/1/05	66,586
3,675,000	AAA	Livermore Redevelopment Agency, Tax Allocation Revenue, (Redevelopment Project Area), Series A, MBIA-Insured, 5.250% due 8/1/15 (c)	4,052,423
760,000	AAA	Manteca Redevelopment Agency, Tax Allocation Refunding, (Manteca Merged Project Area), FSA-Insured, 5.000% due 10/1/15	844,717
4,000,000	AAA	Oakland Redevelopment Agency, Sub-Tax Allocation, (Central District Redevelopment Project), FGIC-Insured, 5.500% due 9/1/14 (c)	4,555,080
1,375,000	AAA	San Diego Redevelopment Agency, Tax Allocation Revenue, (Centre City Redevelopment Project), FSA-Insured, 5.250% due 9/1/15	1,523,995

			11,042,801

Transportation - 8.0%
520,000	AAA	California Governmental Association, Bay Area Rapid Transit, SFO Extension, FTA Capital Grant Revenue, Series A, AMBAC-Insured, 4.875% due 6/15/09	521,976
3,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Bay Area Toll Bridges, First Lien, Series A, FSA-Insured, 5.250% due 7/1/14 (c)	3,373,770
3,000,000	AAA	Los Angeles County California Metropolitan Transportation Authority, Sales Tax Revenue, Property C, Second Sr. Lien, Series A, FGIC-Insured, 5.000% due 7/1/17 (c)	3,218,670
180,000	AAA	San Francisco Airport Improvement Authority, Lease Revenue, United Airlines Inc., 8.000% due 7/1/13 (g)	223,135

			7,337,551

Utilities - 3.0%
500,000	A2*	California Department of Water Resources, Power Supply Revenue, Series A, 5.500% due 5/1/12	566,305

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Utilities - 3.0% (continued)
$2,000,000	AAA	MSR Public Power Agency, (San Juan Project Revenue Refunding), Series I, MBIA-Insured, 5.000% due 7/1/15 (c)	$2,154,260

			2,720,565

Water & Sewer - 8.5%
1,000,000	AAA	Castaic Lake Water Agency COP, (Water Systems Improvement Project), AMBAC-Insured, 5.000% due 8/1/12	1,092,120
1,750,000	AAA	East Bay Municipal Utility District, Water Systems Revenue, FGIC-Insured, 5.000% due 6/1/16	1,841,595
1,000,000	AAA	El Dorado County, Public Agency Financing Authority Revenue, FGIC-Insured, 5.200% due 2/15/07	1,068,370
1,325,000	AAA	Lodi Wastewater Systems Revenue COP, Series A, MBIA-Insured, 5.250% due 10/1/15	1,495,223
100,000	A-1+	Los Angeles Department of Water & Power Waterworks Revenue, Sub-Series B-2, 1.330% due 7/1/35 (b)	100,000
1,000,000	AAA	Modesto California Irrigation District COP, Capital Improvements, Series A, FSA-Insured, 5.250% due 7/1/15	1,104,720
1,000,000	AAA	Modesto Irrigation District Financing Authority Revenue, Series A, MBIA-Insured, 5.350% due 10/1/06	1,074,830

			7,776,858

		TOTAL INVESTMENTS - 98.5% (Cost - $85,440,392**)	89,993,461
		Other Assets in Excess of Liabilities - 1.5%	1,390,524

		TOTAL NET ASSETS - 100.0%	$91,383,985

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*) which are rated by Moody’s Investors Service.

(b)	Variable rate obligation payable at par on demand at any time on no more than seven days notice.

(c)	All or a portion of this security is segregated for open futures contracts.

(d)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(f)	All or a portion of this security is held as collateral for open futures contracts.

(g)	Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 6 through 8 for definitions of ratings and certain abbreviations.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ABAG — Association of Bay Area Governments

ACA — American Capital Assurance

Abbreviations* (unaudited) (continued)

AIG — American International Guaranty

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Notes

BIG — Bond Investors Guaranty

CBI — Certificate of Bond Insurance

CGIC — Capital Guaranty Insurance Company

CHFCLI — California Health Facility Construction Loan Insurance

CONNIE LEE — College Construction Loan Insurance Association

COP — Certificate of Participation

EDA — Economic Development Authority

EDR — Economic Development Revenue

ETM — Escrowed To Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FLAIRS — Floating Adjustable Interest Rate Securities

FNMA — Federal National Mortgage Association

FRTC — Floating Rate Trust Certificates

FSA — Financial Security Assurance

GIC — Guaranteed Investment Contract

GNMA — Government National Mortgage Association

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDR — Industrial Development Revenue

INFLOS — Inverse Floaters

ISD — Independent School District

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation

MFH — Multi-Family Housing

MVRICS — Municipal Variable Rate Inverse Coupon Security

PCR — Pollution Control Revenue

PSF — Permanent School Fund

RAN — Revenue Anticipation Notes

RIBS — Residual Interest Bonds

RITES — Residual Interest Tax-Exempt Securities

TAN — Tax Anticipation Notes

TECP — Tax-Exempt Commercial Paper

TOB — Tender Option Bonds

TRAN — Tax and Revenue Anticipation Notes

SYCC — Structured Yield Curve Certificate

VA — Veterans Administration

VRDD — Variable Rate Daily Demand

VRWE — Variable Rate Wednesday Demand

XLCA — XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Intermediate Maturity California Municipals Fund (“Fund”), a separate investment fund of the Smith Barney Investment Trust (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Futures Contracts. Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

(c) Investment Transactions. Security transactions are accounted for on trade date.

(d) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting California.

2. Investments

At August 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,753,311
Gross unrealized depreciation	(200,242)

Net unrealized appreciation	$4,553,069

At August 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 10 Year Note, 6.000%	300	9/04	$32,343,750	$34,040,625	$(1,696,875)

ITEM  2.     CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.     EXHIBITS.

Certifications	pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	October 29, 2004

By	/s/ James M. Giallanza
James M. Giallanza
Chief Financial Officer

Date	October 29, 2004